Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate	21.00%	21.00%
Income tax benefit - State	3.97%	4.57%
Permanent items	(19.33%)	(15.23%)
Effect of change in valuation allowance	(5.64%)	(10.34%)
Effective income tax rate	0.00%	0.00%